Other Liabilities (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities [Abstract]
Interest payable	$ 502,354	$ 332,178	$ 551,492
Accruals	234,564	446,253	236,701
Other payables	597,334	218,206	189,638
Long-term debt	4,207,426	2,879,865
Other liabilities	$ 5,541,678	$ 3,876,502	$ 977,831